Provisions - Summary of provisions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions [Line Items]
Provisions	₩ 1,363,345	₩ 1,308,896
Asset retirement obligations
Provisions [Line Items]
Provisions	106,125	99,306	₩ 99,927
Expected loss related to litigation
Provisions [Line Items]
Provisions	144,173	114,750	31,371
Unused credit commitments
Provisions [Line Items]
Provisions	305,955	411,275
Guarantee contracts issued
Provisions [Line Items]
Provisions	111,307	104,451
Financial guarantee contracts
Provisions [Line Items]
Provisions	93,693	87,088
Non-financial guarantee contracts issued
Provisions [Line Items]
Provisions	17,614	17,363
Other
Provisions [Line Items]
Provisions	₩ 695,785	₩ 579,114	₩ 819,616